Deconsolidation of subsidiary - financial performance (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Deconsolidation of subsidiary
Revenues [notes 19 and 25]	$ 1,060,153	$ 1,300,100	$ 2,775,156	$ 3,531,055
Cost of sales	610,116	927,749	1,669,508	3,005,104
Gross profit	450,037	372,351	1,105,648	525,951
Loss before taxes	(3,205,103)	(3,297,067)	(10,684,151)	(16,791,924)
EB Rental, Ltd.
Deconsolidation of subsidiary
Revenues [notes 19 and 25]	422,537	830,007	1,883,709	2,534,865
Cost of sales	98,224	515,949	832,088	1,381,900
Gross profit	324,313	314,058	1,051,621	1,152,965
Expenses	274,162	347,084	965,745	836,861
Loss before taxes	50,151	(33,026)	85,876	316,104
Income tax recovery	(53,834)	(216,848)	(205,367)	(216,848)
Net income	$ 106,985	$ 183,822	$ 291,243	$ 532,952